Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7 - STOCKHOLDERS’ EQUITY

Common Stock

On December 28, 2023, the Company’s stockholders approved the adoption of the Company’s Amended and Restated Certificate of Incorporation (the “Restated Charter”) and an amendment to the Restated Charter to increase the number of authorized shares of the Company’s Common Stock from 500,000,000 to 3,254,475,740 (“Authorized Share Increase Amendment”) and to make a corresponding change to the number of authorized shares of capital stock. On January 4, 2024, the Company filed the Restated Charter, with the provisions of the Authorized Share Increase Amendment incorporated therein, with the Secretary of State of Delaware. All issued shares of Common Stock are entitled to vote on a 1 share/1 vote basis.

Holders of the Company’s Common Stock have no preemptive, redemption, conversion or subscription rights. No sinking fund provisions are applicable to the Company’s Common Stock. Upon liquidation, dissolution or winding-up, holders of the Company’s Common Stock are entitled to share in all assets remaining after payment of all liabilities and the liquidation preferences of any of the Company’s outstanding shares of preferred stock. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of the Company’s Common Stock are entitled to receive dividends, if any, as may be declared from time to time by the board of directors of the Company (the “Board of Directors”) out of the Company’s assets which are legally available. Such dividends, if any, are payable in cash, in property or in shares of capital stock.

Warrants

On August 14, 2023, the Company issued warrants (the “Exchange Warrants”) to purchase up to 489,834,426 shares of Common Stock to the shareholders of Private Dror Shareholders (“Private Dror Shareholders”) in exchange for certain of their outstanding warrants, and Private Placement Warrants to purchase up to 456,818,176 shares of Common Stock to the Private Placement Investors in respect of their investment, in addition to Private Placement Warrants to purchase up to 18,181,817 shares of Common Stock issued to the Private Placement Investors in a subsequent closing on September 13, 2023 (collectively, and together with the Exchange Warrants and Oriole Warrants (as defined herein), the “Warrants”).

The outstanding Warrants expire five years from the initial exercise date and are exercisable at an exercise price of $0.033 per share. The Warrants contain provisions that protect their holders against dilution by adjustment of the purchase price in certain events such as stock dividends, stock splits and other similar events.

On April 17, 2024, the Board of Directors approved the issuance of warrants to purchase 10,454,500 shares of Common Stock to Oriole Avenue Inc. (“Oriole”) with the same terms as the warrants issued to the Private Dror Shareholders (the “Oriole Warrants”). The Oriole Warrants were issued to an investor in respect of services to be performed pursuant to the Oriole Consulting Agreement (as defined herein), which concluded on July 15, 2024. The fair value of the Oriole Warrants on the date of issuance was $35,814, which was recognized as general and administrative expense in the Statement of Operations over the service period. The aggregate fair value of $35,814 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 77.10%, (iii) risk free rate of 4.62% (iv) dividend rate of zero, (v) stock price of $0.01, and (vi) exercise price of $0.033.

If at the time of the Warrant’s exercise there is no effective registration statement registering, or no current prospectus available for, the resale of the shares of Common Stock underlying the Warrants, then the holders will have the right to exercise the Warrants by means of a cashless exercise. In addition, if (i) the volume-weighted average price of the Company’s Common Stock for 20 consecutive trading days is at least 300% of the exercise price of the Warrants, (ii) the dollar trading volume of the Company’s Common Stock for each trading day within such 20-day trading period equals or exceeds $500,000, (iii) a registration statement providing for the resale of the private placement shares is effective and such registration statement has been effective for six (6) months, (iv) the holders of the Warrants are not in possession of any information provided by the Company that constitutes material nonpublic information and (v) the Company has not breached any of the terms of the investment documents (regardless of if such breach has been cured), then the Warrants may be redeemed at a price of $0.001 per Warrant up to one-half, in the aggregate, of the Warrants upon not less than 20 days’ prior written notice of redemption to each holder, subject to certain customary restrictions.

Equity Incentive Plan

Prior to the Share Exchange, there were 163,142,084 Private Dror employee stock options that had been granted to two executives and a director. As part of the Share Exchange, the outstanding employee stock options were exchanged and the Company issued new employee stock options under the Company’s 2023 Long-Term Incentive Plan (the “2023 Plan”) with the same terms as the previously issued options.

The Company treated the exchange of the original options for the new options as a modification in accordance with ASC 718. The Company calculated the fair value of the original options prior to the Share Exchange and the fair value of the new options at the time of the Share Exchange. The increase in value due to the modification was $4,261,809 and was recorded as additional share-based compensation expense. As one third of the options had fully vested prior to the Share Exchange, the Company recognized one third of the total amount of the increased value, amounting to $1,420,603 at the time of the Share Exchange. The remaining two thirds of the incremental value relating to the unvested options were recorded over the remaining vesting period. The options granted to the executives were fully vested as of December 31, 2024, and expensed in full. The options issued to the director completed their vesting period in the second quarter of 2025.

On June 17, 2024, the Board of Directors approved the issuance of 21,122,239 fully-vested options to purchase shares of Common Stock to the chairman of the Board of Directors. The fair value of the options on the date of issuance was $170,920, which was recognized as share-based compensation expense in the Statement of Operations. The aggregate fair value of $170,920 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 76.58%, (iii) risk free rate of 4.30% (iv) dividend rate of zero, (v) stock price of $0.01, and (vi) exercise price of $0.0037.

Share-based compensation expense for the three months ended September 30, 2025 and 2024 amounted to $0 and $543,101, respectively. Share-based compensation expense for the nine months ended September 30, 2025 and 2024 amounted to $39,170 and $1,854,726, respectively. Share-based compensation relating to general and administrative expenses amounted to $0 and $386,273 for the three months ended September 30, 2025 and 2024, respectively, and $39,170 and $1,379,041 for the nine months ended September 30, 2025 and 2024, respectively. Share-based compensation relating to research and development expenses amounted to $0 and $156,828 for the three months ended September 30, 2025 and 2024, respectively, and $0 and $475,685 for the nine months ended September 30, 2025 and 2024, respectively. There were no option grants during the nine months ended September 30, 2025

NOTE 11 - STOCKHOLDERS’ EQUITY:

All references to common stock, share and per share amounts have been retroactively restated to reflect the reverse recapitalization as if the transaction had taken place as of the beginning of the earliest period presented.

Common Stock

On January 4, 2024, the Company filed its Amended and Restated Certificate of Incorporation, which provided for the number of authorized shares of the Company’s common stock, par value $0.0001 per share, to be increased from 500,000,000 to 3,254,475,740. All issued shares of common stock are entitled to vote on a 1 share/1 vote basis. The Company had 956,997,116 and 495,454,546 shares of common stock issued and outstanding as of December 31, 2024 and 2023, respectively.

Holders of our common stock have no preemptive, redemption, conversion or subscription rights. No sinking fund provisions are applicable to our common stock. Upon liquidation, dissolution or winding-up, holders of our common stock are entitled to share in all assets remaining after payment of all liabilities and the liquidation preferences of any of our outstanding shares of preferred stock. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of our common stock are entitled to receive dividends, if any, as may be declared from time to time by our board of directors out of our assets which are legally available. Such dividends, if any, are payable in cash, in property or in shares of capital stock.

As part of the Private Dror founders claim settlement agreement (see Note 7), 330,952,906 shares of common stock were returned to the Private Dror in February 2023. These shares were initially classified as Treasury Stock and were retired as part of the Share Exchange Agreement.

Pursuant to the terms of the Share Exchange, the Company raised $5,225,000 as part of the Private Placement, $5,025,000 from a first closing on August 14, 2023 and an additional $200,000 from a second closing on September 13, 2023. The Private Placement Investors received 186,363,631 shares of common stock and 2,886,364 shares of Series A Preferred Stock.

Transaction expenses relating to the private placement funding and for the Share Exchange totaled $571,796, and are offset against the proceeds in Additional Paid-In Capital recorded as part of the Private Placement and the Share Exchange.

Preferred Stock

The Company is authorized to issue up to 12,500,000 shares of $0.0001 par value non-redeemable preferred stock. As of December 31, 2024 and 2023, 5,847,937 and 10,463,363 shares of Series A Preferred Stock were outstanding, respectively.

The following is a summary of the principal terms of the Series A Preferred Stock as set forth in the Certificate of Designation.

Conversion

The Series A Preferred Stock has a Stated Value of $1.10 and is convertible into common stock at any time at a conversion price of $0.011, or 100 shares of Common Stock for each share of Preferred A Stock, subject to adjustment for certain anti-dilution provisions set forth in the Series A Certificate of Designation. Upon conversion the shares of Series A Preferred Stock will resume the status of authorized but unissued shares of preferred stock of the Company. During the year ended December 31, 2024, holders of the Series A Preferred Stock converted 4,615,426 of Series A Preferred Stock into 461,542,570 shares of Common Stock.

Dividends

The holders of Series A Preferred Stock will be entitled to dividends, on an as-if converted basis, equal to and in the same form as dividends actually paid on shares of common stock, when and if actually paid.

Voting Rights

The shareholders of Series A Preferred Stock are entitled to vote with holders of the Company’s common stock, on all matters that such holders of Common Stock are entitled to vote upon, in the same manner and with the same effect as the holders of Common Stock, voting together with the holders of Common Stock as a single class. Each share of Preferred Stock shall entitle the shareholder to cast that number of votes per share of Preferred Stock equal to the number of shares of Common Stock into which such share of Preferred Stock is convertible (after giving effect to certain limitations on conversion, as applicable). As long as any shares of Series A Preferred Stock are outstanding, the Company may not, without the approval of a majority of the then outstanding shares of Series A Preferred Stock (a) alter or change the powers, preferences or rights given to the Series A Preferred Stock, (b) alter or amend our amended and restated certificate of incorporation, the Series A Certificate of Designation, or our amended and restated bylaws in such a manner so as to materially adversely affect any rights given to the Series A Preferred Stock, (c) authorize or create any class of stock ranking as to dividends, redemption or distribution of assets upon a Liquidation (as defined below) senior to the Series A Preferred Stock, or (d) enter into any agreement to do any of the foregoing.

Liquidation

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the then holders of the Series A Preferred Stock are entitled to receive out of the assets available for distribution to stockholders of the Company the same amount that a holder of common stock would receive if the Series A Preferred Stock were fully converted (disregarding for such purposes any conversion limitations hereunder) to common stock which amounts shall be paid pari passu with all holders of common stock.

Warrants

Prior to the Share Exchange, there were 510,794,865 warrants to purchase shares of common stock held by Private Dror shareholders. Pursuant to the warrant terms, 20,960,439 warrants expired as a result of the Share Exchange. On August 14, 2023, the Company issued warrants to purchase up to 489,834,426 shares of Common Stock to Private Dror shareholders in exchange for their outstanding warrants, and warrants to purchase up to 456,818,176 shares of Common Stock to the Private Placement Investors in respect of their investment, in addition to warrants to purchase up to 18,181,817 shares of Common Stock issued to Private Placement Investors in a subsequent closing on September 13, 2023. The warrants expire five years from the initial exercise date and are exercisable at an exercise price of $0.033 per share. The initial exercise date was dependent on the authorization of additional shares of common stock which occurred on December 28, 2023. The warrants contain provisions that protect their holders against dilution by adjustment of the purchase price in certain events such as stock dividends, stock splits and other similar events.

On April 17, 2024, the Board of Directors approved the issuance of 10,454,500 warrants to purchase shares of Common Stock to Oriole Avenue Inc. (“Oriole”) (see Note 16) with the same terms as the warrants issued to the Private Dror Shareholders. The warrants were issued to an investor in respect of services to be performed pursuant to the Oriole Consulting Agreement concluding July 15, 2024. The fair value of the warrants on the date of issuance was $35,814, which was recognized as general and administrative expense in the Statement of Operations. The aggregate fair value of $35,814 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 77.10%, (iii) risk free rate of 4.62% (iv) dividend rate of zero, (v) stock price of $0.01, and (vi) exercise price of $0.033.

If at the time of the warrant’s exercise there is no effective registration statement registering, or no current prospectus available for, the resale of the shares of Common Stock underlying the warrant, then the holder will have the right to exercise warrant by means of a cashless exercise. In addition, if (i) the volume-weighted average price of the Company’s Common Stock for 20 consecutive trading days is at least 300% of the exercise price of the warrants, (ii) the dollar trading volume of the Company’s Common Stock for each trading day within such 20-day trading period equals or exceeds $500,000, (iii) a registration statement providing for the resale of the Private Placement Shares is effective and such registration statement has been effective for six (6) months, (iv) the holder of the warrant is not in possession of any information provided by the Company that constitutes material nonpublic information and (v) the Company has not breached any of the terms of the investment documents (regardless of if such breach has been cured), then the warrants may be redeemed at a price of $0.001 per warrant up to one-half, in the aggregate, of the warrants upon not less than 20 days’ prior written notice of redemption to each holder, subject to certain customary restrictions.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, January 1, 2023	510,794,865	$0.02	1.73	$13,263
Granted	474,999,993	0.03	-	-
Forfeited	(20,960,439)	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2023	964,834,419	$0.03	5.00	$-
Granted	10,454,500	0.03	5.00	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Balance Outstanding, December 31, 2024	975,288,919	$0.03	4.00	$-

Exercisable, December 31, 2024	975,288,919	$0.03	4.00	$-

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing common stock price of $0.01, $0.01, and $0.00 as of December 31, 2024, 2023 and 2022, respectively, which would have been received by the warrant holders had all warrant holders exercised their warrants as of that date.

Equity Incentive Plan

Prior to the Share Exchange, there were 163,142,084 Private Dror employee stock options that had been granted to two executives and a director. As part of the Share Exchange, the outstanding employee stock options were exchanged and the Company was required to issue new employee stock options under the Company’s 2023 Long-Term Incentive Plan (the “2023 Plan”) with the same terms as the previously issued options. As the Company did not yet formalize the actual options exchange agreements, had not yet filed a new Equity Incentive Plan with the Israeli tax authorities and did not have enough available authorized shares underlying the options to be issued at the time of the Share Exchange, the new employee stock options were not issued. In December 2023 the Company authorized additional shares to cover the employee stock options and in 2024 prepared all the legal filings for the establishment of the 2023 Plan.

The Company treated the exchange of the original options for the new options as a modification in accordance with ASC 718. The Company calculated the fair value of the original options prior to the Share Exchange and the fair value of the new options at the time of the Share Exchange. The aggregate fair value was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 78.87%, (iii) risk free rate of 4.36% (iv) dividend rate of zero, (v) stock price of $0.0288, and (vi) exercise price of $0.0037.The increase in value due to the modification was $4,261,809 is to be recorded as additional share-based compensation expense. As one third of the options had fully vested prior to the Share Exchange, the Company recognized one third of the total amount of the increased value, amounting to $1,420,603 at the time of the Share Exchange. The remaining two thirds of the incremental value relating to the unvested options were recorded over the remaining vesting period.

On June 17, 2024, the Board of Directors approved the issuance of 21,122,239 fully-vested options to purchase shares of Common Stock to the chairman of the Board of Directors. The fair value of the options on the date of issuance was $170,920, which was recognized as share-based compensation expense in the Statement of Operations. The aggregate fair value of $170,920 was calculated using the Black-Scholes pricing model with the following assumptions: (i) expected life of 5 years, (ii) volatility of 76.58%, (iii) risk free rate of 4.30% (iv) dividend rate of zero, (v) stock price of $0.01, and (vi) exercise price of $0.0037.

The following table summarized the option activity for the years ended December 31, 2024 and 2023:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term (in years)	Value
Balance Outstanding, January 1, 2023	163,142,084	$0.004	8.96	$-
Granted (Share Exchange)	-	0.004	-	4,070,727
Forfeited (Share Exchange)	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2023	163,142,084	$0.004	9.62	$1,003,656
Granted	21,122,239	0.004	10.0	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Balance Outstanding, December 31, 2024	184,264,323	$0.004	8.68	$350,102

Exercisable, December 31, 2024	181,065,098	$0.004	8.68	$$344,024

Share-based compensation expense for the years ended December 31, 2024 and 2023 amounted to $2,246,033 and $2,253,793, respectively. Share-based compensation relating to general and administrative expenses amounted to $1,673,270 and $1,612,173 for the years ended December 31, 2024 and 2023, respectively. Share-based compensation relating to research and development expenses amounted to $572,763 and $641,620 for the years ended December 31, 2024 and 2023, respectively. The fair value of stock options that fully vested during the years ended December 31, 2024 and 2023 was $1,612,841 and $1,420,603, respectively. The weighted average grant date fair value for options granted during the years ended December 31, 2024 and 2023 was $0.01 and $0.03, respectively, using the Black Scholes valuation method.

As  of December 31, 2024, there was $39,171 of unrecognized compensation cost related to non-vested share-based compensation, which will be amortized over a weighted average period of 0.5 years.

The  aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $0.01, $0.01, and $0.00 as of December 31, 2024, 2023 and 2022, respectively, which would have been received by the option holders had all option holders exercised their options as of that date.